--------------------------------------------------------------------------------
Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

Two Portland Square, Portland, Maine 04101

General Information    (207) 879-6200
Account Information    (800) 344-8332
Fund Literature        (800) 290-9826
Fax                    (207) 879-6050

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment in securities markets outside the United States. It is intended for long-term investors seeking international diversification and willing to accept the risks associated with investments in smaller companies of foreign markets. Securities are selected on the basis of potential for capital appreciation without regard for current income and, at the time of purchase, have market capitalizations of $1.5 billion or less at the time of investment. The Fund currently seeks to achieve its investment objective by investing all of its investable assets in Schroder International Smaller Companies Portfolio (the 'Portfolio'), a series of a registered open-end investment company with substantially the same investment objective and policies as the Fund. This semi-annual report includes the unaudited financial statements of both the Fund and the Portfolio.

INVESTMENT ADVISER

Schroder Capital Management International Inc. (the 'Investment Adviser') is a wholly owned indirect subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the 'Schroder Group') that dates its origins to 1804. The investment management operations of the Schroder Group are located in 18 countries worldwide. The Schroder Group has been managing international investment portfolios since the early years of this century. As of March 31, 1997, the Schroder Group had over $150 billion in assets under management. At that same date, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $23 billion under management.

                                                                   June 15, 1997

Dear Shareholder:

     We are pleased to present the semi-annual report for the Schroder International Smaller Companies Fund for the period from inception on November 4, 1996 through April 30, 1997. Over this timeframe, the total return of the Fund was -6.4%, compared with the Salomon Brothers Extended Market Index, which returned -4.5%.

     The period since the launch of this Fund has not been a rewarding one for small companies internationally, and in many markets over the period small company returns have failed to match their larger counterparts. Small companies in the Japanese market have fared especially poorly where pessimism about the economic outlook has continued, arguably unduly, and where a weak yen has focused attention primarily on companies with significant foreign earnings. In the very recent past, particularly in the Japanese market, there have been signs of change and the relative valuations of small companies now appear quite compelling. We are therefore quite optimistic about the prospects for better relative performance from this area. Economic recovery in the developed markets of Europe and Japan, to which the Fund is primarily exposed, should further boost this effect. In addition, the recent weakness in some of the southeast Asian markets is presenting selective opportunities in areas where secular growth prospects are among the most attractive in the world.

--------------------------------------------------------------------------------

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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

     The investment strategy of this Fund relies heavily on the identification of inefficiently researched and under valued securities. We tend to focus heavily on bottom-up stock selection, with an appropriate long-term view over which these companies' growth prospects are expected to become more highly recognized. There are, however, certain general market conditions that can be especially conducive to outperformance by this group. In Japan, where the Fund is overweight, accelerating economic activity, with an increasing focus on domestic as opposed to export recovery, should work in tandem with cheap valuations, to help to improve sentiment, which has been depressed. There is some indication of this in the vigorous rally of Japanese small stocks in May. In Continental Europe, where small companies have performed better, the valuations are not as immediately compelling, but an increasingly shareholder friendly business environment bodes well for the long term prospects of the group. In the U.K. small companies tend to lag large in the economic cycle, so there is some further scope for performance.

     We are therefore excited, by both the wealth of investment opportunities presented by a program of active research, and also the long term strategic merits of international smaller company exposure. We see early signs of their increasing favor in a more buoyant worldwide economic climate.

     Thank you for your support and interest in the Fund.

Sincerely,

Hermann C. Schwab                                          Mark J. Smith
Chairman                                                   President

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                                       2

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Schroder International Smaller Companies Fund
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MANAGEMENT DISCUSSION AND ANALYSIS (As of April 30, 1997)

     The Schroder International Smaller Companies Fund's underperformance of nearly 2% versus the index largely reflects poor returns from Japan and the Pacific region, where the Fund was overweight. The Fund's positions in Hong Kong and Japan reduced total returns by 1% and 2% respectively. However, the European portion of the portfolio added almost 2% to performance, mainly due to strong stock selection in France, Denmark and the United Kingdom (although an underweight position in Switzerland and the Netherlands proved costly). On an optimistic note, Japan's TSE Second Section started showing signs of recovery in April.

     A weak finish in 1996 was followed by a strong start this year in Continental European markets. As a whole, they rose almost 4% in U.S. dollar terms despite their currencies falling over 11% against the dollar over the same time period. Unfortunately, thus far, most of this performance has been limited to larger companies. Small capitalization stock returns have been modest in the U.K. as well, due to the threat of interest rate rises and the sterling's strength. Meanwhile, Japan's poor showing over the six months ending April 30 reflects a lack of confidence in domestic equities, partially caused by the weak financial sector, the nervous state of its economy and the threat of fiscal tightening.

     The recent increase in the Fund's Japanese weighting is due to overall improved performance of the markets there. Optimism is rubbing off on smaller companies from the initial recovery of larger stocks, where the benefits of restructuring and a weaker currency have been most pronounced. Smaller companies should also gain as the recovery broadens out and as sentiment towards domestic growth improves. Management intends to remain overweight in Japan, but we are not as confident elsewhere in the Pacific region and aim to stay underweight in Malaysia.

     The views expressed in this report were those of the Fund's portfolio managers as of the dates specified and may not reflect the views of the portfolio managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Fund in understanding their investment in the Fund and do not constitute investment advice; investors should consult their own investment professionals as to their individual investment programs.

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                                       3

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Schroder International Smaller Companies Fund
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           PORTFOLIO CHARACTERISTICS AS OF APRIL 30, 1997 (UNAUDITED)

                    COUNTRY WEIGHTINGS

                                            SALOMON EAFE
COUNTRY                % OF NET ASSETS          INDEX
-----------------------------------------------------------
Japan                        29.6%              26.5%
United Kingdom               20.5%              23.9%
Germany                       9.9%               7.2%
France                        9.3%               5.6%
Italy                         5.1%               2.2%
Denmark                       4.7%               0.8%
Hong Kong                     3.7%               4.3%
Switzerland                   3.5%               7.5%
Finland                       2.1%               0.9%
Spain                         1.7%               1.9%
Malaysia                      1.5%               2.4%
Sweden                        1.5%               2.7%
Netherlands                   1.1%               5.9%
Singapore                     1.1%               1.0%
Cash & Other Assets           4.7%               0.0%
                       ---------------
Total                       100.0%
                       ---------------
                       ---------------

                  INVESTMENT BY INDUSTRY

INDUSTRY                                   % OF NET ASSETS
----------------------------------------------------------
Capital Equipment                                23.5%
Services                                         17.0%
Materials                                        11.4%
Consumer Durables                                10.7%
Finance                                           9.7%
Retail                                            9.7%
Machinery                                         9.0%
Consumer Non-Durables                             4.3%
Cash & Other Assets                               4.7%
                                           ---------------

Total                                           100.0%
                                           ---------------
                                           ---------------

                                TOP TEN HOLDINGS

SECURITY                                   % OF NET ASSETS
----------------------------------------------------------
Konecranes International (Fin)                   2.1%
Lapeyre (Fra)                                    1.9%
Gewiss SpA (Ity)                                 1.8%
Marschollek Laut Und Part (Ger)                  1.7%
InWear Group AS (Den)                            1.7%
AEA Technology (UK)                              1.6%
IONA Technologies (UK)                           1.6%
Bang & Olufsen Holding (Den)                     1.6%
Canon Copier Sales Co. (Jpn)                     1.5%
Cardo AB (Swe)                                   1.5%
                                              -------
Total                                           17.0%
                                              -------
                                              -------

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                                       4

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Schroder International Smaller Companies Fund
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STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
         Investments (Notes 1 and 2):
            Investments in Schroder International Smaller Companies
              Portfolio (the 'Portfolio') (cost $7,545,638)                    $6,987,844
         Organization costs, net of amortization (Note 2)                          13,599
                                                                               ----------

                              Total Assets                                      7,001,443
                                                                               ----------

LIABILITIES:
         Other payables and accrued expensed                                       11,286
                                                                               ----------

                              Total Liabilities                                    11,286
                                                                               ----------

                              Net Assets                                       $6,990,157
                                                                               ----------
                                                                               ----------

COMPONENTS OF NET ASSETS:
         Paid-in capital                                                       $7,454,784
         Undistributed net investment income (loss)                                (7,149)
         Accumulated net realized gain (loss)                                     100,316
         Net unrealized appreciation (depreciation) on investments               (557,794)
                                                                               ----------

                              Net Assets                                       $6,990,157
                                                                               ----------
                                                                               ----------

SHARES OF BENEFICIAL INTEREST                                                     747,540

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)                             $9.35

    The accompanying notes are an integral part of the financial statements.

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                                   5
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Schroder International Smaller Companies Fund
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 4, 1996 THROUGH APRIL 30, 1997 (UNAUDITED)

NET INVESTMENT INCOME ALLOCATED FROM
    THE PORTFOLIO:
         Dividend income (net of foreign withholding taxes of $5,659)           $  34,670
         Interest income                                                           14,069
         Net expenses                                                             (40,368)
                                                                                ---------
                              Net Investment Income allocated from
                                the Portfolio                                       8,371
                                                                                ---------
EXPENSES:
         Administration (Note 3)                                                    5,883
         Transfer agency (Note 3)                                                   6,364
         Accounting (Note 3)                                                        5,867
         Audit                                                                      4,500
         Amortization of organization costs (Note 2)                                1,511
         Trustees                                                                     118
         Miscellaneous                                                                560
                                                                                ---------
                              Total Expenses                                       24,803
         Fees waived and expenses reimbursed (Note 4)                             (14,710)
                                                                                ---------
                              Net Expenses                                         10,093
                                                                                ---------
NET INVESTMENT INCOME (LOSS)                                                       (1,722)
                                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
         Net realized gain (loss) on investments sold                             100,617
         Net realized gain (loss) on foreign currency transactions                   (301)
                                                                                ---------
                              Net realized gain (loss) on investments and
                                foreign currency transactions                     100,316
                                                                                ---------
         Net change in unrealized appreciation (depreciation) on investments     (557,427)
         Net change in unrealized appreciation (depreciation) on foreign
           currency transactions                                                     (367)
                                                                                ---------
                              Net change in unrealized appreciation
                                (depreciation) on investments and foreign
                                currency transactions                            (557,794)
                                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                                    (457,478)
                                                                                ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $(459,200)
                                                                                ---------
                                                                                ---------

    The accompanying notes are an integral part of the financial statements.

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                                       6

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Schroder International Smaller Companies Fund
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STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 4, 1996 THROUGH APRIL 30, 1997 (UNAUDITED)

NET ASSETS, BEGINNING OF PERIOD                                                $       --
                                                                               ----------
OPERATIONS:
         Net investment income (loss)                                              (1,722)
         Net realized gain (loss) on investments                                  100,316
         Net change in unrealized appreciation (depreciation) on investments     (557,794)
                                                                               ----------
         Net increase (decrease) in net assets resulting from operations         (459,200)
                                                                               ----------
DISTRIBUTION TO SHAREHOLDERS FROM:
         Net investment income                                                     (5,427)
CAPITAL SHARE TRANSACTIONS:
         Sale of shares                                                         7,454,784
                                                                               ----------
         Net increase (decrease) in net assets                                  6,990,157
                                                                               ----------
NET ASSETS, END OF PERIOD (INCLUDING LINE A)                                   $6,990,157
                                                                               ----------
                                                                               ----------
(A) Accumulated undistributed net investment income (loss)                     $   (7,149)
                                                                               ----------
                                                                               ----------
SHARE TRANSACTIONS
         Sale of shares                                                           747,540
                                                                               ----------
                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

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                                       7

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Schroder International Smaller Companies Fund
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FINANCIAL HIGHLIGHTS

     Selected per share data and ratios for a share outstanding throughout the period:

                                                                                           For the Period
                                                                                            November 4,
                                                                                                1996
                                                                                              through
                                                                                         April 30, 1997(a)
                                                                                            (Unaudited)
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                           $10.00
                                                                                              -------
Investment Operations
  Net Realized and Unrealized Gain (Loss) on Investments                                        (0.64)
                                                                                              -------
Distributions From
  Net Investment Income                                                                         (0.01)
                                                                                              -------
Net Asset Value, End of Period                                                                 $ 9.35
                                                                                              -------
                                                                                              -------

Total Return                                                                                    (6.43)%(b)

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                     $6,990
Ratios to Average Net Assets:
  Expenses including reimbursement/waiver                                                        1.47%(c)(d)
  Expenses excluding reimbursement/waiver                                                        1.90%(c)(d)
  Net investment income (loss) including reimbursement/waiver                                   (0.05)%(c)(d)
Average Commision Rate (e)                                                                    $0.0366
Portfolio turnover rate (f)                                                                      8.64%

------------------

(a) The Fund commenced operations on November 4, 1996.

(b) Not annualized.

(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.


(d) Annualized.

(e) Amount represents the average commission per share paid to brokers on the purchase and sale of the Portfolio's investment portfolio securities.

(f) Portfolio turnover rate represents the rate of portfolio activity of the Portfolio.

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                                       8

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Schroder International Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds (Delaware) (the 'Trust') was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the 'Act'), currently has six investment portfolios. Included in this report is the Schroder International Smaller Companies Fund (the 'Fund'), a diversified portfolio that commenced operations on November 4, 1996. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value. As of April 30, 1997, only Investor Shares had been issued.

   MASTER FEEDER ARRANGEMENT

         The Fund currently seeks to achieve its investment objective by investing all of its investable assets in a separate diversified portfolio, Schroder International Smaller Companies Portfolio (the 'Portfolio') of Schroder Capital Funds ('Schroder Core') that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end, management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership investment and records its share of the Portfolio income, expense and realized and unrealized gain and loss daily. The financial statements of the Portfolio are included on pages 11 to 20 in this report, and should be read in conjunction with the Fund's financial statements. The Fund owns substantially all of the interests in the Portfolio.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the Fund:

   SECURITY VALUATION


         The Trust determines the net asset value per share of the Fund as of 4:00 p.m., Eastern time, on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

   INVESTMENT INCOME AND EXPENSES

         The Trust records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

   DISTRIBUTIONS TO SHAREHOLDERS

         Dividends and net capital gain, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

   FEDERAL TAXES

         The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net

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                                       9
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Schroder International Smaller Companies Fund
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)  (CONCLUDED)

   investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

   EXPENSE ALLOCATION

         The Trust accounts separately for the assets and liabilities and operation of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds. Expenses that are directly attributable to a class are allocated to that class.

   ORGANIZATIONAL COSTS

         Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER


         The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. (the 'Adviser') to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective November 26, 1996 and February 1, 1997, the Fund has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services, Limited Liability Company ('Forum'). From November 26, 1996 through January 31, 1997 the Fund had a Subadministration Agreement with Forum Financial Services, Inc. ('FFSI') that was identical in all material terms to the February 1, 1997 Agreement with Forum. For these services, Schroder Advisors is entitled to receive compensation at annual fees payable monthly of 0.10% of the average daily net assets of the Fund. For its services, Forum is entitled to receive compensation at annual fees payable monthly of 0.075% of the average daily net assets of the Fund.

   TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The transfer agent and dividend disbursing agent for the Fund is Forum Financial Corp.(Registered) ('FFC'). The Transfer Agent is paid a transfer agent fee in the amount of $12,000 per year, plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         The fund accountant of the Fund is FFC. For its services to the Fund, FFC is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         Schroder Advisors voluntarily has waived a portion of its fee and has assumed certain expenses of the Fund so that the Fund's total expenses would not exceed 1.50% of the Fund's average daily net assets on an annual basis. The expense limitation cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. Forum and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended April 30, 1997, fees waived and expenses reimbursed by Schroder Advisors were $3,362 and $11,348, respectively.

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                                       10

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Schroder International Smaller Companies Portfolio
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SCHEDULE OF INVESTMENTS
AS OF APRIL 30, 1997 (UNAUDITED)

          STOCKS - 95.3%
SHARES                                       VALUE US$
-------                                      ----------

          DENMARK - 4.7%
          COMMON STOCK
  1,900   Bang & Olufsen Holding AS - B
            Capital Equipment                $  109,540
  2,000   Carli Gry International AS
            Consumer Durables                   100,437
  2,700   InWear Group AS(a)
            Consumer Durables                   117,156
                                             ----------
                                                327,133
                                             ----------
          FINLAND - 2.1%
          COMMON STOCK
  3,800   KCI Konecranes International
            Machinery                           146,053
                                             ----------
                                                146,053
                                             ----------
          FRANCE - 9.3%
          COMMON STOCK
    300   Altran Technologies SA
            Services                            104,345
    250   Galeries Lafayette(a)
            Retail                              100,233
    900   GasCogne SA
            Materials                            76,640
  1,500   Genset SA(a)
            Consumer Durables                    74,018
  2,200   Lapeyre SA
            Materials                           132,685
  3,000   Servant Soft SA
            Capital Equipment                    80,700
  2,200   Sommer Allibert
            Capital Equipment                    79,158
                                             ----------
                                                647,779
                                             ----------
          GERMANY - 10.0%
          COMMON STOCK

     70   Hugo Boss AG
            Consumer Durables                    89,334
    600   Jungheinrich AG
            Machinery                            83,502
    500   KSB AG
            Machinery                            98,170
    600   Marschollek Lautenschlaeger und
            Partner AG
            Finance                             121,268
  1,900   Moebel Walther AG
            Consumer Durables                    87,775
    700   Rhoen-Klinikum AG
            Consumer Durables                    90,143
    200   Sto Ag-Vorzug
            Materials                            71,606

SHARES                                       VALUE US$
-------                                      ----------

          GERMANY (CONCLUDED)
  3,000   Tarkett AG
            Materials                        $   53,704
                                             ----------
                                                695,502
                                             ----------
          HONG KONG - 3.7%
          COMMON STOCK
110,000   Chen Hsong Holdings
            Materials                            59,285
 52,000   HKR International Ltd.
            Finance                              64,106
 35,000   Varitronix International Ltd.
            Capital Equipment                    48,796
 83,000   YGM Trading Ltd.
            Retail                               85,716
                                             ----------
                                                257,903
                                             ----------
          ITALY - 5.1%
          COMMON STOCK
  5,520   Brembo SpA
            Capital Equipment                    59,654
 70,000   Finanziaria Autogrill SpA(a)
            Retail                               98,138
  9,500   Gewiss SpA
            Machinery                           127,638
  5,000   SAES Getters SpA
            Capital Equipment                    70,975
                                             ----------
                                                356,405
                                             ----------
          JAPAN - 29.7%
          COMMON STOCK

  5,000   Aichi Toyota Motor Co. Ltd.
            Capital Equipment                    59,097
 13,000   Airport Facilities Co. Ltd.
            Services                             69,143
  8,000   Amada Metrecs Co. Ltd.
            Machinery                            72,493
  5,000   Arcland Sakamoto
            Retail                               48,065
 11,000   Canon Copyer Sales Co.
            Capital Equipment                   106,612
  6,000   Charle Co.
            Retail                               63,824
    200   Chubu-Nippon Broadcast Co. Ltd.
            Services                              3,876
 14,000   Daidoh Ltd.
            Materials                            77,220
  8,000   Diamond City Co.
            Finance                              44,126
  6,000   Eiden Sakakiya Co. Ltd.
            Retail                               48,223

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                                       11

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Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF APRIL 30, 1997 (UNAUDITED)


SHARES                                       VALUE US$
-------                                      ----------

          JAPAN (CONCLUDED)
  3,000   Glory Ltd.
            Machinery                        $   54,369
 11,000   Hitachi Transport System
            Services                             83,815
 12,000   Idec Izumi
            Machinery                            87,936
  4,000   Inaba Denkisangyo Co.
            Capital Equipment                    62,092
  9,000   Inabata & Co.
            Consumer Durables                    54,465
  5,000   Kansai Kosaido Co. Ltd.
            Capital Equipment                    57,915
  5,500   Mandom Corp.
            Consumer Non-Durables                54,606

  6,000   Maruzen Co. Ltd.
            Capital Equipment                    34,796
  3,450   Mirai Industry Co. Ltd.
            Materials                            68,505
  1,000   Nagaileben Co. Ltd.
            Consumer Durables                    33,410
  9,000   Nippon Cable System
            Capital Equipment                    78,010
  6,000   Nishio Rent All Co.
            Capital Equipment                    68,080
 16,800   Nissan Fire & Marine Insurance
            Finance                              57,584
  8,000   Sanki Engineering
            Capital Equipment                    64,297
  5,500   Santen Pharmaceutical
            Consumer Durables                    98,810
 12,000   Tachibana Shokai
            Services                             85,099
 14,000   Tokyo Soir
            Retail                               42,471
 13,000   Toyo Shutter
            Capital Equipment                    55,622
  3,500   TrusCo Nakayama Corp.
            Services                             54,881
  7,000   Tsubaki Nakashima Co. Ltd.
            Capital Equipment                    55,158
  3,000   Tsutsumi Jewelry Co. Ltd.
            Services                             61,224
 11,000   Yodogawa Steel Works
            Materials                            62,233
      6   Yoshinoya D&C Co. Ltd.
            Retail                               58,152
  7,000   Yushiro Chemical Industry
            Materials                            47,711
                                             ----------
                                              2,073,920
                                             ----------
SHARES                                       VALUE US$
-------                                      ----------

          MALAYSIA - 1.5%
          COMMON STOCK
 28,000   Nylex (Malaysia) Berhad
            Machinery                        $   55,331
 26,000   Sime UEP Properties Berhad
            Finance                              51,793
                                             ----------
                                                107,124
                                             ----------
          NETHERLANDS - 1.1%
          COMMON STOCK
  4,550   Beter Bed Holding NV
            Retail                               79,644

                                             ----------
                                                 79,644
                                             ----------
          SINGAPORE - 1.0%
          COMMON STOCK
 19,000   Clipsal Industries Ltd.
            Capital Equipment                    74,480
                                             ----------
                                                 74,480
                                             ----------
          SPAIN - 1.6%
          COMMON STOCK
  1,700   Cortefiel SA
            Retail                               54,698
  2,500   Vallehermoso SA
            Finance                              61,612
                                             ----------
                                                116,310
                                             ----------
          SWEDEN - 1.5%
          COMMON STOCK
  3,500   Cardo AB
            Capital Equipment                   104,837
                                             ----------
                                                104,837
                                             ----------
          SWITZERLAND - 3.5%
          COMMON STOCK
     35   Bobst SA
            Machinery                            50,977
      5   Lindt & Spruengli AG
            Consumer Non-Durables                91,964
    500   Safra Republic Holdings SA
            Finance                              99,000
                                             ----------
                                                241,941
                                             ----------


          UNITED KINGDOM - 20.5%
          COMMON STOCK
 14,100   AEA Technology plc
            Services                            111,990
  9,900   Bespak plc
            Services                             99,996
 22,800   Blagden Inds. plc
            Services                             62,892

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF APRIL 30, 1997 (UNAUDITED)

SHARES                                       VALUE US$
-------                                      ----------
          UNITED KINGDOM (CONTINUED)
  5,250   Bodycote International plc
            Capital Equipment                $   61,760
  8,000   Candover Investments plc
            Finance                              88,593
 17,500   W. Canning plc
            Materials                            86,605
 17,600   Devro plc
            Consumer Non-Durables                88,956
170,000   Gardiner Group plc
            Services                             78,614
  7,700   IONA Technologies plc - ADR(a)
            Services                            111,650
  1,667   Lanica Trust (b)
            Finance                               5,410
  5,700   Logica plc
            Services                             80,233
 14,300   London Clubs International plc
            Services                             89,796
SHARES                                       VALUE US$
-------                                      ----------

          UNITED KINGDOM (CONCLUDED)
  8,450   Oriflame International SA
            Services                         $   65,058
 86,000   Rutland Trust plc
            Finance                              81,284
 10,500   Servisair plc
            Services                             79,734
 85,500   Taylor Nelson AGB plc
            Services                             74,568
 16,000   Ultra Electronics Holdings plc(a)
            Capital Equipment                    72,562
  9,100   Whatman plc
            Capital Equipment                    93,023
                                             ----------
                                              1,432,724
                                             ----------
          Total Investments - 95.3%
            (Cost $7,219,179)                 6,661,755
          Other Assets Less Liabilities -
            4.7%                                326,089

                                             ----------
          Total Net Assets - 100.0%          $6,987,844
                                             ----------
                                             ----------

------------------

(a) Non-income producing security.
(b) Valued pursuant to methodology approved by the Board of Trustees. ADR - American Depositary Receipts

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       13

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

ASSETS:
         Investments (Note 2):
            Investments at cost                                                $7,219,179
            Net unrealized appreciation (depreciation)                           (557,424)
                                                                               ----------
                              Total Investments at value                        6,661,755
         Cash                                                                     220,814
         Receivable for dividends, tax reclaims and interest                       23,955
         Receivable for securities sold                                            83,830
         Organization costs, net of amortization (Note 2)                          13,599
                                                                               ----------

                              Total Assets                                      7,003,953
                                                                               ----------

LIABILITIES:
         Accrued fees and other expenses                                           16,109
                                                                               ----------

                              Total Liabilities                                    16,109
                                                                               ----------

                              Net Assets                                       $6,987,844
                                                                               ----------
                                                                               ----------

COMPONENTS OF NET ASSETS:
         Investors' capital                                                    $7,545,638
         Net unrealized appreciation (depreciation) on investments               (557,794)
                                                                               ----------

                              Net Assets                                       $6,987,844
                                                                               ----------
                                                                               ----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       14

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 4, 1996 THROUGH APRIL 30, 1997 (UNAUDITED)

INVESTMENT INCOME:
         Dividend income (net of foreign withholding taxes of $5,659)           $  34,670
         Interest income                                                           14,069
                                                                                ---------
                              Total Investment Income                              48,739
                                                                                ---------
EXPENSES:
         Investment advisory (Note 3)                                              25,213
         Administration (Note 3)                                                    7,564
         Transfer agency (Note 3)                                                   5,881
         Custody                                                                    1,593
         Accounting (Note 3)                                                       29,333
         Legal                                                                      1,004
         Audit                                                                      7,000
         Pricing                                                                    4,623
         Trustees                                                                     241
         Amortization of organization costs (Note 2)                                1,511
         Miscellaneous                                                                988
                                                                                ---------
                              Total Expenses                                       84,951
         Fees waived and expenses reimbursed (Note 6)                             (44,583)
                                                                                ---------
                              Net Expenses                                         40,368
                                                                                ---------
NET INVESTMENT INCOME (LOSS)                                                        8,371
                                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
    TRANSACTIONS:
         Net realized gain (loss) on investments sold                             100,617
         Net realized gain (loss) on foreign currency transactions                   (301)
                                                                                ---------
                              Net realized gain (loss) on investments and
                                foreign currency transactions                     100,316
                                                                                ---------
         Net change in unrealized appreciation (depreciation) on investments     (557,427)
         Net change in unrealized appreciation (depreciation) on foreign
           currency transactions                                                     (367)
                                                                                ---------
                              Net change in unrealized appreciation
                                (depreciation) on investments and foreign
                                currency transactions                            (557,794)
                                                                                ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

    TRANSACTIONS                                                                 (457,478)
                                                                                ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $(449,107)
                                                                                ---------
                                                                                ---------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                       15

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD NOVEMBER 4, 1996 THROUGH APRIL 30, 1997 (UNAUDITED)

NET ASSETS, BEGINNING OF PERIOD                                                         $       --
                                                                                       ------------
OPERATIONS:
         Net investment income (loss)                                                        8,371
         Net realized gain (loss) on investments                                           100,316
         Net change in unrealized appreciation (depreciation) on investments              (557,794)
                                                                                       ------------
         Net increase (decrease) in net assets resulting from operations                  (449,107)
                                                                                       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
         Contributions                                                                   7,454,784
         Withdrawals                                                                       (17,833)
                                                                                       ------------
         Net transactions in investors' beneficial interest                              7,436,951
                                                                                       ------------
         Net increase (decrease) in net assets                                           6,987,844
                                                                                       ------------
NET ASSETS, END OF PERIOD                                                               $6,987,844
                                                                                       ------------
                                                                                       ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Portfolio performance for the period:

                                                                                              For the Period
                                                                                             November 4, 1996
                                                                                                  through
                                                                                             April 30, 1997(a)
                                                                                                (Unaudited)

--------------------------------------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses including reimbursement/waiver                                                         1.20%(b)
  Expenses excluding reimbursement/waiver                                                         2.53%(b)
  Net investment income including reimbursement/waiver                                            0.25%(b)
Average brokerage commission per share (c)                                                      $ 0.0366
Portfolio turnover rate                                                                           8.64%

------------------

(a) The Portfolio commenced operations on November 4, 1996.

(b) Annualized.

(c) Amount represents the average commission per share paid to brokers on the purchase and sale of portfolio securities.

--------------------------------------------------------------------------------
                                       17

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION

         Schroder Capital Funds ('Schroder Core') was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, managment investment company under the Investment Company Act of 1940 (the 'Act'), currently has five investment portfolios. Included in this report is Schroder International Smaller Companies Portfolio (the 'Portfolio'), a diversified portfolio that commenced operations on November 4, 1996. Under the Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to institutional clients, including open-end, management investment companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

         The following represent significant accounting policies of the
   Portfolio:

   SECURITY VALUATION

         Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the proceeding trading day or at closing mid-market prices. Securities traded in over-the-counter markets are valued at the most recent reported mid-market price. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. Board valued securities represented approximately 0.08% of the total investmetnts.

   SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

         Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

         The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

   ORGANIZATIONAL COSTS

         Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight line basis over a five year period.

NOTE 3. INVESTMENT ADVISORY AND OTHER SERVICES

   INVESTMENT ADVISER

         The investment adviser to the Portfolio is Schroder Capital Management International Inc. ('SCMI'). Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive an annual fee, payable monthly, of 0.85% of the average daily net assets of the Portfolio.

   ADMINISTRATOR AND SUBADMINISTRATOR

         Effective November 26, 1996 and February 1, 1997, the Portfolio has entered into Administration and Subadministration Agreements with Schroder Fund Advisors Inc. ('Schroder Advisors') and Forum Administrative Services,

   Limited Liability Company ('Forum'). From November 26, 1996 through January 31, 1997 the Portfolio had a Subadministration Agreement with Forum Financial Services, Inc. ('FFSI') that was identical in all material terms to the February 1, 1997 Agreement with Forum. For these services, Schroder Advisors is entitled to receive compensation at annual fees payable monthly of 0.15% of the average daily net assets of the Portfolio. For its services, Forum is entitled to receive compensation at annual fees payable monthly of 0.075% of the average daily net assets of the Portfolio.

   TRANSFER AGENT

         Forum Financial Corp.(Registered) ('FFC') serves as the Portfolio's transfer agent and dividend disbursing agent and is entitled to compensation for those services from Schroder Core with respect to the Portfolio in the amount of $12,000 per year plus certain other fees and expenses.

   OTHER SERVICE PROVIDERS

         FFC also performs portfolio accounting for the Portfolio and is entitled to compensation for those services in the amount of $60,000 per year, plus certain amounts based upon the number and types of portfolio transactions.

NOTE 4. PURCHASES AND SALES OF SECURITIES

         The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the six months ended April 30, 1997 aggregated $7,616,564 and $498,003, respectively.

         For federal income tax purposes, the tax basis of investment securities owned as of April 30, 1997 was $7,219,179. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $453,141, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $1,010,565.

NOTE 5. FEDERAL TAXES

         The Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schroder International Smaller Companies Portfolio
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
   Portfolio are deemed to have been 'passed through' to the partners in proportion to their holdings of the Portfolio regardless of whether such interest, dividends or gain have been distributed by the Portfolio.


NOTE 6. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

         SCMI voluntarily has waived a portion of its advisory fees and has assumed certain expenses of the Portfolio so that its total expenses would not exceed 1.20% Portfolio's average daily net assets. Schroder Advisors, Forum and FFC may waive voluntarily all or a portion of their fees from time to time. For the period ended April 30, 1997, fees waived and expenses reimbursed were as follows:

                                                                          Waived     Reimbursed
-----------------------------------------------------------------------------------------------
SCMI                                                                      $25,213     $     --
Schroder Advisors                                                           5,043       14,327

NOTE 7. CONCENTRATION OF CREDIT RISK

         The Portfolio has a relatively large concentration of portfolio securities invested in companies domiciled in Japan. The Portfolio may be more susceptible to political, social and economic events adversely affecting Japanese companies than portfolios not so concentrated.

--------------------------------------------------------------------------------
                                       20

TRUSTEES

Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith

OFFICERS

Hermann C. Schwab
  Chairman of the Board
Mark J. Smith
  President
Mark Astley
  Vice President
Robert G. Davy
  Vice President
Margaret H. Douglas-Hamilton
  Vice President
Richard Foulkes
  Vice President
John Y. Keffer
  Vice President
Jane Lucas
  Vice President
Catherine A. Mazza
  Vice President
Michael Perelstein
  Vice President
Fariba Talebi
  Vice President
John A. Troiano
  Vice President
Ira L. Unschuld
  Vice President
Alexandra Poe
  Vice President
  Secretary
Robert Jackowitz
  Treasurer
Thomas G. Sheehan
  Assistant Treasurer
  Assistant Secretary
Catherine S. Wooledge
  Assistant Treasurer
  Assistant Secretary
Barbara Gottlieb
  Assistant Secretary
Mary Kunkemueller
  Assistant Secretary
Gerardo Machado

  Assistant Secretary

INVESTMENT ADVISER

Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019

ADMINISTRATOR & DISTRIBUTOR

Schroder Fund Advisors Inc.
787 Seventh Avenue
New York, New York 10019

CUSTODIAN

The Chase Manhattan Bank
Global Custody Division
Woolgate House, Coleman Street
London EC2P 2HD, United Kingdom

TRANSFER AND DIVIDEND
DISBURSING AGENT

Forum Financial Corp.
Two Portland Square
Portland, Maine 04101

COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110-2624

INDEPENDENT AUDITORS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, Massachusetts 02109

This report is for the information of the shareholders of the Schroder International Smaller Companies Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

       [Logo] SCHRODERS


       Schroder
       International
       Smaller
       Companies
       Fund



       SEMI-ANNUAL REPORT
       April 30, 1997
       (Unaudited)



       Schroder Capital Funds
         (Delaware)